Net income per share and common dividends (Tables)	12 Months Ended
Dec. 31, 2024
Net income per share and common dividends
Schedule of Basic and diluted loss per share

	For the years ended December 31
In thousands of U.S. Dollars and shares, except per share amount	2024	2023	2022
Net income attributable to common stockholders	$128,607	$113,408	$135,054
Weighted average shares - Basic	41,656	41,130	37,236
Weighted average shares - Diluted	42,042	41,822	38,360
Basic net income per share	$3.09	$2.76	$3.63
Diluted net income per share	$3.06	$2.71	$3.52